Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials	£ 7	£ 5
Work in progress	2	2
Finished goods	84	116
Returns asset	5	6
Inventories	£ 98	£ 129